Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014 Segment ReportingUnits Facility Contract	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Concentration Risk [Line Items]
Trade receivables, less allowance for doubtful accounts	$ 309.4	$ 313.7
Accounting Policies (Additional Textual) [Abstract]
Number of U.S. retail market segments that contain major customer sales	2
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales	27.00%	25.00%	23.00%
Advertising expense	124.7	131.6	119.6
Research and development costs	24.3	24.7	21.9
Requisite performance period for share-based payments	1 year
Requisite service period for share-based payments	4 years
Compensation cost related to nonvested share-based awards not yet recognized	33.2
Weighted-average period of recognition	3 years
Excess tax benefits realized upon exercise or vesting of share-based compensation	7.3	2.9	4.8
Charges for defined contribution plans	20.1	18.6	16.1
Allowance for doubtful accounts	0.9	1.3
Work-in-process inventory	62.1	64.0
Minimum operating lease obligations in 2015	24.0
Minimum operating lease obligations in 2016	23.3
Minimum operating lease obligations in 2017	20.5
Minimum operating lease obligations in 2018	18.4
Minimum operating lease obligations in 2019	12.7
Rent expense	60.6	59.2	56.5
Number of reporting units	6
Proceeds from available-for-sale marketable securities realized upon maturity or sale	10.0	0	18.6
Gain on sale of marketable securities	3.7	0	0
Fair value of funds for the payment of benefits associated with nonqualified retirement plans included in other noncurrent assets	55.4	48.8
Unrealized pre-tax gains included in accumulated other comprehensive loss on available-for-sale securities	5.3	7.1
Gains included in accumulated other comprehensive loss on foreign currency translation adjustments	31.7	61.5	67.0	81.8
Number of union contracts expiring in 2015	1
Facilities covered by union contracts	8
Percentage of equity interest acquired	25.00%
Equity method investment in Seamild included in other noncurrent assets	35.9
Cash and cash equivalents maturity period	Three months or less
Major Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	10.00%
Unionized Employees [Member] | Number of Employees, Total [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	26.00%
Wal-Mart Major Customer [Member]
Concentration Risk [Line Items]
Trade receivables, less allowance for doubtful accounts	$ 76.6	$ 92.0
Wal-Mart Major Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	27.00%	26.00%	26.00%
Unionized Employees Subject to Union Contracts Expiring within One Year | Number of Employees, Total [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	1.00%
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	20 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Capitalized software costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	7 years
Capitalized software costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Buildings, fixtures, and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Buildings, fixtures, and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years